Interest Expense - Schedule of Interest Expense (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Schedule of Interest Expense [Abstract]
Amortization charges on promissory notes				¥ 5,058		¥ 9,706	¥ 17,144
Interest expense on borrowings				2,268		3,644	3,740
Total	¥ 3,163	$ 451	¥ 3,079	¥ 7,326	$ 1,015	¥ 13,350	¥ 20,884